Leases and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Capital Lease Obligations
Capital Lease Obligations

	December 31 2016 $	December 31 2015 $
LNG Carriers	338,257	—
Suezmax Tankers	54,582	59,127
Total obligations under capital lease	392,839	59,127
Less current portion	(40,353)	(4,546)
Long-term obligations under capital lease	352,486	54,581

Commitment Under Capital Leases
As at December 31, 2016, the remaining commitments under the two capital leases for Suezmax tankers, including the related purchase obligations, approximated $58.2 million, including imputed interest of $3.6 million, repayable from 2017 through 2018, as indicated below:

Year	Commitment
2017	$30,953
2018	$27,296
As at December 31, 2016, the remaining commitments under the two capital leases for the Creole Spirit and the Oak Spirit, including the related purchase obligations, approximated $478.1 million, including imputed interest of $139.8 million, repayable from 2017 through 2026, as indicated below:

Year	Commitment
2017	$30,065
2018	$30,065
2019	$30,065
2020	$30,147
2021	$30,065
Thereafter	$327,686

Estimated Future Minimum Rental Payments to be Received and Paid Under the Lease Contracts
As at December 31, 2016, the total estimated future minimum rental payments to be received and paid under the lease contracts are as follows:

Year	Head Lease Receipts (i)	Sublease Payments (i) (ii)
2017	$21,242	$24,113
2018	$21,242	$24,113
2019	$21,242	$24,113
2020	$21,242	$24,113
2021	$21,242	$24,113
Thereafter	$154,095	$174,959
Total	$260,305	$295,524

(i)
The Head Leases are fixed-rate operating leases while the Subleases have a small variable-rate component. As at December 31, 2016, the Partnership had received $250.0 million of aggregate Head Lease receipts and had paid $187.9 million of aggregate Sublease payments. The portion of the Head Lease receipts that have not been recognized into earnings are deferred and amortized on a straight line basis over the lease terms and, as at December 31, 2016, $3.7 million (December 31, 2015 – $3.8 million) and $36.7 million (December 31, 2015 – $40.4 million) of Head Lease receipts had been deferred and included in unearned revenue and other long-term liabilities, respectively, in the Partnership’s consolidated balance sheets.

(ii)	The amount of payments under the Subleases are updated annually to reflect any changes in the lease payments due to changes in tax law.

Net Investments in Direct Financing Leases
The following table lists the components of the net investments in direct financing leases:

	December 31 2016 $	December 31 2015 $
Total minimum lease payments to be received	764,970	843,079
Estimated unguaranteed residual value of leased properties	194,965	194,965
Initial direct costs	393	425
Less unearned revenue	(317,320)	(371,811)
Total net investments in direct financing leases	643,008	666,658
Less current portion	(150,342)	(20,606)
Net investments in direct financing leases	492,666	646,052